Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research And Development Expenses
Clinical and preclinical trials	$ 10,290	$ 4,768	$ 3,809
Salary and related expenses	814	909	888
Patents	163	229	234
Royalties	11	14	11
Laboratory materials	40	73	63
Rent	51	51	51
Depreciation	5	3	3
Others	(398)	28	47
Research and development expenses	$ 10,976	$ 6,075	$ 5,106